Tax situation - Effective income tax (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax Explanatory
Profit before income tax		$ 124,429	$ 101,129	$ (58,099)
Income tax rate	29.50%	32.00%	32.00%	32.00%
Expected income tax expense		$ (82,803)	$ 72,237	$ (23,716)
Non - deductible expenses		(13,144)	2,048	(14,310)
Aggregate current and deferred tax relating to items credited (charged) directly to equity		(13,372)
Tax expense (income), continuing operations		41	(23,671)	25,430
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Income Tax Explanatory
Profit before income tax		$ 1,433,900	$ 1,927,177	$ 511,470
Income tax rate		32.00%	32.00%	32.00%
Expected income tax expense		$ 458,848	$ 616,697	$ 163,670
Special mining tax and mining royalties		(31,188)	(46,366)	(10,305)
Provision (gain) for uncertainty about treatments of income taxes		(19,667)	(14,379)	1,313
Non - deductible expenses		13,608	14,609	16,925
Income tax true - ups		(11,831)	6,345	5,292
Moratorium interest		(741)	1,019	24,652
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires (from 32% to 30.85%)		1,117	840	(2,750)
Others		3,055	2,830	3,035
Aggregate current and deferred tax relating to items credited (charged) directly to equity		413,201	581,595	201,832
Mining taxes charged to results		88,224	144,895	32,203
Supplementary retirement fund charged to results		7,122	9,213	2,891
Tax expense (income), continuing operations		$ 508,547	$ 735,703	$ 236,926
Effective income tax		35.47%	38.18%	46.32%